Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,867	$ 7,664	$ 24,748	$ 24,584	$ 38,203
Accounts receivable	356	528		197
Prepaid expenses and other current assets	289	16		36
Finance receivables	957	660		230
Deferred tax asset	111	164		0
Total current assets	5,580	9,032		26,047
Finance receivables	40,708	28,626		6,270
Marketable investments	3,119	3,119
Investment in unconsolidated entities	9,952	10,425		13,000
Deferred tax asset	8,986	9,639		0
Debt issuance costs	488	523		0
Other assets	422	211		0
Total assets	69,255	61,575		45,320
Current liabilities:
Accounts payable and accrued liabilities	809	363		91
Total current liabilities	809	363		91
Loan credit agreement	11,000	5,000		0
Warrant liability	250	292		0
Other long-term liabilities		3		41
Total liabilities	12,059	5,658		1,132
Stockholders' equity:
Common stock, $0.001 par value; 250,000,000 shares authorized; 43,174,894 and 43,034,894 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	43	43		43
Additional paid-in capital	4,321,530	4,321,454		4,321,200
Accumulated deficit	(4,269,736)	(4,271,193)		(4,284,055)
Accumulated other comprehensive income	0	0		0
Total SWK Holdings Corporation stockholders' equity	51,837	50,304		37,188
Non-controlling interests in consolidated entities	5,359	5,613		7,000
Total stockholders' equity	57,196	55,917		44,188	38,023
Total liabilities and stockholders' equity	$ 69,255	$ 61,575		$ 45,320